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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: ________
  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stonebrook Fund Management LLC
Address:  450 Park Avenue, 22nd Floor
          New York, New York 10022

Form 13F File Number: 028-10627

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc Abel
Title: Chief Financial Officer
Phone: 212-702-4813

Signature, Place, and Date of Signing:


          /s/ Marc Abel
   ---------------------------        New York, New York       May 15, 2006
           [Signature]                  [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $ 1,686,222
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                                                    FORM 13F INFORMATION TABLE

                                                                                                                  VOTING AUTHORITY
                                                       VALUE       SH OR     SH/   PUT/  INVESTMENT    OTHER    --------------------
  NAME OF ISSUER        TITLE OF CLASS    CUSIP       (x$1000)    PRN AMT    PRN   CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------      --------------  ---------    ---------   ---------   ---   ----  ----------  --------   ----   ------   ----
American Standard             Com       029712106   $  55,632   1,298,000    SH             SOLE                SOLE
Autozone                      Com       053332102   $  55,687     558,600    SH             SOLE                SOLE
Beazer Homes USA, Inc.        Com       07556Q105   $  59,961     912,650    SH             SOLE                SOLE
Bed, Bath & Beyond            Com       075896100   $  41,538   1,081,700    SH             SOLE                SOLE
Black & Decker                Com       091797100   $  36,902     424,700    SH             SOLE                SOLE
Briggs & Stratton             Com       109043109   $  48,889   1,382,228    SH             SOLE                SOLE
Brunswick Corp.               Com       117043109   $  62,646   1,612,100    SH             SOLE                SOLE
Centex Corp                   Com       152312104   $  59,310     956,775    SH             SOLE                SOLE
CSK Auto                      Com       125965103   $  21,795   1,571,400    SH             SOLE                SOLE
Crown Holdings                Com       228368106   $  42,404   2,390,300    SH             SOLE                SOLE
Eaton Corp                    Com       278058102   $  54,025     740,370    SH             SOLE                SOLE
Finish Line                   Com       317923100   $  31,189   1,896,011    SH             SOLE                SOLE
Fisher Scientific             Com       338032204   $  40,701     598,100    SH             SOLE                SOLE
Footlocker                    Com       344849104   $  62,045   2,598,200    SH             SOLE                SOLE
Fossil                       Cl. A      349882100   $  14,819     797,600    SH             SOLE                SOLE
Horton (D.R.)                 Com       23331A109   $  61,551   1,852,825    SH             SOLE                SOLE
Illinois Tool Works           Com       452308109   $  30,887     320,700    SH             SOLE                SOLE
Lifepoint Hospitals           Com       53219L109   $  32,424   1,042,567    SH             SOLE                SOLE
Liz Claiborne                 Com       539320101   $  51,758   1,263,000    SH             SOLE                SOLE
Lubrizol Corp.                Com       549271104   $  47,224   1,102,075    SH             SOLE                SOLE
Masco Corp.                  Com        574599106   $  58,292   1,794,150    SH             SOLE                SOLE
Nike Inc                    Cl. B       654106103   $  63,034     740,700    SH             SOLE                SOLE
NY Community Bancorp         Com        649445103   $  34,758   1,983,900    SH             SOLE                SOLE
Pacific Sunwear
  of California              Com        694873100   $  61,495   2,775,053    SH             SOLE                SOLE
Parker Hannfin               Com        701094104   $  17,883     221,850    SH             SOLE                SOLE
PPG Industries Inc.          Com        693506107   $  27,240     430,000    SH             SOLE                SOLE
Petco Animal Supplies Inc.   Com        716016209   $  59,014   2,503,768    SH             SOLE                SOLE
Radioshack Corp.             Com        750438103   $  35,435   1,842,700    SH             SOLE                SOLE
Royal Carribean              Com     LR0008862868   $  31,997     761,480    SH             SOLE                SOLE
RR Donnelly & Sons Co.       Com         25786101   $  51,688   1,579,700    SH             SOLE                SOLE
Ruby Tuesday                 Com        781182100   $  31,852     992,900    SH             SOLE                SOLE
RPM International Inc.       Com        749685103   $  28,360   1,580,810    SH             SOLE                SOLE
Standard Pacific             Com        85375C101   $  55,919   1,663,280    SH             SOLE                SOLE
Triad Hospitals              Com        89579K109   $  59,418   1,418,100    SH             SOLE                SOLE
Tuesday Morning              Com        899035505   $  34,815   1,507,800    SH             SOLE                SOLE
Yankee Candle Co.            Com        984757104   $  48,155   1,759,400    SH             SOLE                SOLE
YRC Worldwide Inc.           Com        984249102   $  55,023   1,445,688    SH             SOLE                SOLE
Zale Corp.                   Com        988858106   $  20,457     729,800    SH             SOLE                SOLE